DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Three months or less		$ 27,384
Over three months through twelve months		54,301
Over one year through two years		36,782
Over two years through three years		47,273
Over three years through four years		48,433
Over four years through five years		46,596
Over five years		659
Time Deposits	$ 231,682	$ 261,428	[1]	$ 309,747

[1]	Derived from audited consolidated financial statements.